Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions
Related Party Transactions

11.     Related Party Transactions

Vista is a U.S.-based investment firm that controlled the funds which owned a majority of the Company during the three months ended March 31, 2020 and 2019. During the three months ended March 31, 2020 and 2019, the Company paid for consulting services and other expenses related to services provided by Vista and Vista affiliates. The total expenses incurred by the Company for Vista were $0.2 million and $0.3 million for the three months ended March 31, 2020 and 2019, respectively.

The Company also has revenue arrangements with Vista affiliates. The Company recognized revenue of $0.1 million during the three months ended March 31, 2020 and 2019. The Company had $0.0 million and $1.1 million in accounts receivable related to these agreements at March 31, 2020 and December 31, 2019, respectively.

11.     Related Party Transactions

Vista is a U.S.-based investment firm that controlled the funds which owned a majority of the Company during the years ended December 31, 2019, 2018 and 2017. During the years ended December 31, 2019, 2018 and 2017, the Company paid for consulting services and other expenses related to services provided by Vista and Vista affiliates. The total expenses incurred by the Company for Vista were $1.2 million, $1.3 million and $0.9 million for the years ended December 31, 2019, 2018 and 2017, respectively. The Company had no amount and $0.3 million in accounts payable related to these expenses at December 31, 2019 and 2018, respectively.

The Company also has revenue arrangements with Vista affiliates. The Company recognized revenue of $0.6 million, $1.9 million and $0.8 million during the years ended December 31, 2019, 2018 and 2017, respectively. The Company had $1.1 million and $0.5 million in accounts receivable related to these agreements at December 31, 2019 and 2018, respectively.

As discussed in Note 7, the Company entered into the 2018 Term Loan Facility and 2018 Revolving Credit Facility on January 25, 2018 with a consortium of lenders for a principal amount of $250.0 million and principal committed amount of $25.0 million, respectively. At December 31, 2018, affiliates of Vista held $34.8 million of the 2018 Term Loan Facility and there were no amounts drawn on the 2018 Revolving Credit Facility. In conjunction with the repayment of debt using proceeds from the IPO and the refinancing of outstanding debt as described in Note 7, affiliates of Vista received proceeds of $27.5 million and $7.1 million, respectively. At December 31, 2019, affiliates of Vista no longer held a portion of the Company’s outstanding debt. During the years ended December 31, 2019 and 2018, affiliates of Vista were paid $34.8 million and $0.2 million in principal, respectively, and $1.7 million and $1.9 million in interest on the portion of the 2018 Term Loan Facility, respectively, held by them.